EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Outstanding shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Nominal value per share	$ 1
Common stock conversion to preferred stock	500,000	2,433,481
Preference shares
Disclosure of classes of share capital [line items]
Preferential minimum dividend per semester per share	$ 1